CONCENTRATION AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
CONCENTRATION AND RISKS
Schedule of Revenues of Major Customers

	Year ended December 31,
	2023	2024	2025
Customer A	$524,554	$221,645	$259,127
Customer B	*	168,167	*
Customer C	524,274	164,356	*
Customer D	*	140,951	*
Customer E	439,067	*	120,388
Customer F	247,834	*	*

*Represents less than 10%

Schedule of Purchases and Accounts Payables

	Year ended December 31,
	2023	2024	2025
Supplier A	13%	25%	30%
Supplier B	16%	23%	20%
Supplier C	30%	22%	27%